Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

September 30, 2024 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Banking - 3.4%
Bank of America Corp.	19,000	$753,920
Citigroup, Inc.	5,690	356,194
Citizens Financial Group, Inc.	623	25,587
Fifth Third BanCorp.	1,929	82,638
Huntington Bancshares, Inc.	4,080	59,976
KeyCorp.	2,813	47,118
Regions Financial Corp.	2,643	61,661
US Bancorp.	4,451	203,544
Wells Fargo & Co.	9,955	562,358
		2,152,996

Consumer Discretionary Products - 1.0%
Deckers Outdoor Corp. (a)	885	141,113
Ford Motor Co.	21,539	227,452
General Motors Co.	6,339	284,241
		652,806

Consumer Discretionary Services - 3.1%
McDonald’s Corp.	3,779	1,150,743
Service Corp. International	782	61,723
Starbucks Corp.	5,685	554,231
Yum! Brands, Inc.	1,481	206,911
		1,973,608

Consumer Staple Products - 6.1%
Brown-Forman Corp. - Class A	134	6,443
Brown-Forman Corp. - Class B	837	41,180
Campbell Soup Co.	562	27,493
Church & Dwight Co., Inc.	682	71,419
Clorox Co.	337	54,901
Coca-Cola Co.	10,743	771,992
Colgate-Palmolive Co.	2,225	230,977
Conagra Brands, Inc.	1,327	43,154
Estee Lauder Cos, Inc. - Class A	720	71,777
General Mills, Inc.	1,551	114,541
Hershey Co.	402	77,096
J.M. Smucker Co.	289	34,998
Kellanova	725	58,515
Kimberly-Clark Corp.	953	135,593
Kraft Heinz Co.	2,236	78,506
Molson Coors Beverage Co. - Class B	490	28,185
Mondelez International, Inc. - Class A	3,438	253,277
PepsiCo, Inc.	3,640	618,982
Procter & Gamble Co.	6,334	1,097,049
		3,816,078

Financial Services - 8.5%
American Express Co.	1,540	417,648
Ameriprise Financial, Inc.	287	134,836
Bank of New York Mellon Corp.	2,071	148,822
BlackRock, Inc. - Class A	408	387,400
Capital One Financial Corp.	1,077	161,259
Global Payments, Inc.	722	73,947
Mastercard, Inc. - Cass A	2,208	1,090,310
Moody’s Corp.	437	207,396
Morgan Stanley	3,622	377,557
Northern Trust Corp.	582	52,398
PayPal Holdings, Inc.(a)	2,895	225,897
Raymond James Financial, Inc.	541	66,251
S&P Global, Inc.	834	430,861
State Street Corp.	816	72,192
Synchrony Financial	1,128	56,265
T. Rowe Price Group, Inc.	627	68,299
TransUnion	542	56,747
Verisk Analytics, Inc.	391	104,772
Visa, Inc. - Class A	4,425	1,216,654
		5,349,511
Healthcare - 14.3%
AbbVie, Inc.	4,847	957,186
Agilent Technologies, Inc.	573	85,079
Amgen, Inc.	1,453	468,171
Baxter International, Inc.	1,495	56,765
Biogen, Inc.(a)	406	78,699
BioMarin Pharmaceutical, Inc.(a)	524	36,832
Bristol-Myers Squibb Co.	5,683	294,039
Cardinal Health, Inc.	680	75,154
Cigna Group	748	259,137
Elevance Health, Inc.	634	329,680
Eli Lilly & Co.	2,390	2,117,397
Gilead Sciences, Inc.	3,231	270,887
Johnson & Johnson	6,592	1,068,300
Merck & Co., Inc.	7,047	800,257
Regeneron Pharmaceuticals, Inc.(a)	289	303,808
UnitedHealth Group, Inc.	2,503	1,463,454
Vertex Pharmaceuticals, Inc.(a)	707	328,812
		8,993,657

Industrial Products - 4.4%
3M Co.	1,574	215,166
Carrier Global Corp.	2,315	186,334
Cummins, Inc.	406	131,459
Eaton Corp. PLC	1,123	372,207
Emerson Electric Co.	1,664	181,992
Fortive Corp.	2,054	162,122
General Electric Co.	3,090	582,712
Ingersoll Rand, Inc.	1,120	109,939
Johnson Controls International PLC	1,933	150,020
Keysight Technologies, Inc.(a)	1,012	160,837

Pentair PLC	463	45,277
Rockwell Automation, Inc.	317	85,102
Stanley Black & Decker, Inc.	411	45,263
Trane Technologies PLC	624	242,568
Xylem, Inc.	688	92,901
		2,763,898

Industrial Services - 3.0%
Automatic Data Processing, Inc.	1,079	298,592
Delta Air Lines, Inc.	1,730	87,867
Norfolk Southern Corp.	640	159,040
Paychex, Inc.	889	119,295
Republic Services, Inc.	564	113,274
Robert Half, Inc.	301	20,290
Southwest Airlines Co.	1,615	47,852
Union Pacific Corp.	1,686	415,565
United Parcel Service, Inc. - Class B	1,934	263,682
Waste Management, Inc.	1,017	211,129
WW Grainger, Inc.	119	123,618
		1,860,204
Insurance - 1.9%
Allstate Corp.	748	141,858
American International Group, Inc.	1,945	142,432
Hartford Financial Services Group, Inc.	841	98,910
MetLife, Inc.	1,738	143,350
Principal Financial Group, Inc.	641	55,062
Progressive Corp.	1,581	401,195
Prudential Financial, Inc.	1,037	125,581
Willis Towers Watson PLC		85,708
		1,194,096
Materials - 1.8%
Air Products and Chemicals, Inc.	621	184,897
Albemarle Corp.	333	31,538
Celanese Corp.	279	37,933
Corteva, Inc.	2,021	118,815
Dow, Inc.	1,990	108,714
DuPont de Nemours, Inc.	1,157	103,100
Ecolab, Inc.	695	177,454
International Flavors & Fragrances, Inc.	720	75,550
Newmont Corp.	3,198	170,933
Owens Corning	254	44,836
PPG Industries, Inc.	661	87,556
		1,141,326

Media - 8.4%
DoorDash, Inc. - Class A(a)	843	120,322
Electronic Arts, Inc.	687	98,543
Expedia Group, Inc.(a)	691	102,282
Interpublic Group of Cos., Inc.	1,099	34,761
Match Group, Inc.(a)	753	28,494
Meta Platforms, Inc. - Class A	5,952	3,407,163
Netflix, Inc.(a)	660	468,118

Omnicom Group, Inc.	570	58,932
Pinterest, Inc. - Class A(a)	1,593	51,566
Sirius XM Holdings, Inc.	205	4,848
Uber Technologies, Inc. (a)	11,718	880,725
Zillow Group, Inc. - Class A(a)	153	9,475
Zillow Group, Inc. - Class C(a)	444	28,349
		5,293,578

Oil & Gas - 5.0%
Baker Hughes Co.	3,006	108,667
Chevron Corp.	4,897	721,181
ConocoPhillips	3,452	363,427
Exxon Mobil Corp.	12,981	1,521,633
Occidental Petroleum Corp.	1,909	98,390
Phillips 66	1,215	159,712
Williams Cos, Inc.	3,381	154,343
		3,127,353

Real Estate - 0.2%
CBRE Group, Inc.(a)	838	104,314

Retail & Wholesale - Staples - 1.4%
Archer-Daniels-Midland Co.	1,387	82,859
Kroger Co.	1,961	112,365
Target Corp.	1,351	210,567
Walmart, Inc.	5,552	448,324
		854,115

Retail & Wholesale - Discretionary - 5.8%
Amazon.com, Inc.(a)	16,508	3,075,936
Best Buy Co., Inc.	1,103	113,940
eBay, Inc.	2,688	175,016
Etsy, Inc.(a)	705	39,149
Lululemon Athletica, Inc.(a)	613	166,338
Williams-Sonoma, Inc.	660	102,247
		3,672,626

Software & Tech Services - 16.4%
Accenture PLC - Class A	3,446	1,218,092
Adobe, Inc.(a)	2,471	1,279,434
ANSYS, Inc. (a)	489	155,810
Autodesk, Inc.(a)	1,175	323,689
Booz Allen Hamilton Holding Corp.	364	59,245
Dayforce, Inc.(a)	853	52,246
HubSpot, Inc.(a)	275	146,190
International Business Machines Corp.	4,981	1,101,200
Intuit, Inc.	1,543	958,203
Microsoft Corp.	4,066	1,749,600
Okta, Inc. - Class A(a)	886	65,865
Salesforce, Inc.	5,291	1,448,200
ServiceNow, Inc.(a)	1,124	1,005,294
TE Connectivity PLC(a)	1,766	266,648
Tyler Technologies, Inc.(a)	241	140,677
Workday, Inc. - Class A(a)	1,232	301,113
		10,271,506

Tech Hardware & Semiconductors - 9.7%
Apple, Inc.	13,720	3,196,760
Cisco Systems, Inc.	23,360	1,243,219
Hewlett Packard Enterprise Co.	8,301	169,838
HP, Inc.	6,004	215,363
Intel Corp.	26,572	623,379
Monolithic Power Systems, Inc.	266	245,917
Motorola Solutions, Inc.	925	415,908
		6,110,384

Telecommunications - 1.2%
T-Mobile US, Inc.	1,340	276,522
Verizon Communications, Inc.	11,128	499,758
		776,280

Utilities - 2.4%
Alliant Energy Corp.	706	42,847
American Electric Power Co., Inc.	1,454	149,180
American Water Works Co., Inc.	509	74,436
Avangrid, Inc.	195	6,979
CenterPoint Energy, Inc.	1,750	51,485
CMS Energy Corp.	814	57,493
Consolidated Edison, Inc.	947	98,611
Dominion Energy, Inc.	2,113	122,110
Edison International	1,080	94,057
Entergy Corp.	586	77,123
Exelon Corp.	2,719	110,255
NiSource, Inc.	1,152	39,917
PG&E Corp.	6,003	118,679
Pinnacle West Capital Corp.	311	27,551
PPL Corp.	2,065	68,310
Public Service Enterprise Group, Inc.	1,372	122,396
Sempra	1,779	148,778
Vistra Corp.	940	111,428
		1,521,635

TOTAL COMMON STOCKS (Cost $48,078,947)		61,629,971

REITS - 1.8%
American Tower Corp.	1,161	270,002
Equinix, Inc.	247	219,245
Equity LifeStyle Properties, Inc.	490	34,957
Essex Property Trust, Inc.	173	51,108
Healthpeak Properties, Inc.	2,090	47,798
Host Hotels & Resorts, Inc.	2,015	35,464
Invitation Homes, Inc.	1,611	56,804
Iron Mountain, Inc.	787	93,519
Rexford Industrial Realty, Inc.	560	28,174
Ventas, Inc.	1,073	68,811
Welltower, Inc.	1,605	205,488
TOTAL REITS (Cost $921,822)		1,111,370

SHORT-TERM INVESTMENTS - 0.1%
First American Government Obligations Fund - Class X, 4.82% (c)	51,919	51,919
TOTAL SHORT-TERM INVESTMENTS (Cost $51,919)		51,919

TOTAL INVESTMENTS - 99.9% (Cost 49,052,688)		$62,793,260
Assets in Excess of Other Liabilities - 0.1%		21,571
TOTAL NET ASSETS - 100.0%		$62,814,831

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a) Non-income producing security.
(b) Represents less than 0.05% of Net Assets.
(c) The rate shown represents the 7-day annualized effective yield as of September 30, 2024.